SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2025
Land Use Right [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]
Leasehold Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years